Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.43%	14.82%
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.15%	13.15%	14.28%
Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	15.91%	11.33%	10.53%
Morningstar Large Value Funds Category Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	14.88%	11.68%	10.44%
A
Prospectus [Line Items]
Average Annual Return, Percent		8.19%	8.17%	7.93%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.45%	4.90%	5.46%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.02%	5.75%	5.73%
C
Prospectus [Line Items]
Average Annual Return, Percent		12.68%	8.57%	7.88%
F
Prospectus [Line Items]
Average Annual Return, Percent		12.12%	8.91%	8.16%
R
Prospectus [Line Items]
Average Annual Return, Percent		14.23%	9.19%	8.34%
IS
Prospectus [Line Items]
Average Annual Return, Percent		14.75%	9.66%	8.80%

[1]	The Fund has designated the S&P 500 Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index. The S&P 500 Index is a broad-based benchmark that is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[2]	The Russell 3000® Index is a broad-based securities market index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[3]	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.
[4]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.